Discontinued Operations - Summary of Discontinued Operations in Consolidated Statements of Income (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other income (expense):
Discontinued operations, net	$ 1,534,479
AxoBio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		$ 4,456,816
Cost of sales		3,620,651
Gross profit		836,165
Operating expenses:
Selling and marketing	100,000	6,829,520
Research and development	89,972	403,616
General and administrative	470,686	2,525,715
Depreciation and amortization	636,449	1,015,894
Total operating expenses	1,297,107	10,774,745
Loss from operations	(1,297,107)	(9,938,580)
Other income (expense):
Other income		7
Amortization of debt discount	(4,242)	(7,070)
Inventory write-down		(4,754,357)
Chane in fair value of earnout liability		13,482,292
Total other (expense) income	(111,261)	8,524,040
Loss before income taxes	(1,408,368)	(1,414,540)
Income tax benefit, deferred	156,092	2,174,705
Discontinued operations, net	$ (1,252,276)	$ 760,165
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest
Related Party [Member] | AxoBio [Member]
Other income (expense):
Interest expense	$ (89,448)	$ (164,611)
Nonrelated Party [Member] | AxoBio [Member]
Other income (expense):
Interest expense	$ (17,571)	$ (32,221)